FAIR VALUE OF FINANCIAL INSTRUMENTS- Company's Financial Assets and Liabilities (Details) - Recurring - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Assets	$ 26,511	$ 28,472
Liabilities:
Liabilities	2,960	32,599
Convertible preferred share warrant liability
Liabilities:
Liabilities	2,960	1,755
Contingent forward contracts liability
Liabilities:
Liabilities		30,844
Short-term investment Certificate of deposit
ASSETS
Assets	505	505
Restricted cash - short term
ASSETS
Assets	11,278	19,767
Restricted cash - long term
ASSETS
Assets	14,728	8,200
Level 1
ASSETS
Assets	26,006	27,967
Level 1 | Restricted cash - short term
ASSETS
Assets	11,278	19,767
Level 1 | Restricted cash - long term
ASSETS
Assets	14,728	8,200
Level 2
ASSETS
Assets	505	505
Level 2 | Short-term investment Certificate of deposit
ASSETS
Assets	505	505
Level 3
Liabilities:
Liabilities	2,960	32,599
Level 3 | Convertible preferred share warrant liability
Liabilities:
Liabilities	$ 2,960	1,755
Level 3 | Contingent forward contracts liability
Liabilities:
Liabilities		$ 30,844